Distribution Date:	08/15/25	BMO 2023-C7 Mortgage Trust
Determination Date:	08/11/25
Next Distribution Date:	09/17/25
Record Date:	07/31/25	Commercial Mortgage Pass-Through Certificates
Series 2023-C7

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information

Certificate Distribution Detail	2-3	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	4		Attention: Paul Vanderslice, Michael Birajiclian and David Schell	Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	5			Michael.Birajiclian@bmo.com and
				David.Schell@bmo.com
Additional Information	6		151 West 42nd Street | New York, NY 10036 | United States

Bond / Collateral Reconciliation - Cash Flows	7	Certificate Administrator	Computershare Trust Company, N.A.

Bond / Collateral Reconciliation - Balances	8		Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;

Current Mortgage Loan and Property Stratification	9-13			trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	14-15
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Mortgage Loan Detail (Part 2)	16-17		Association

Principal Prepayment Detail	18		Attention: Executive Vice President Division Head	Fax Number: (888) 706-3565
			10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Historical Detail	19
		Special Servicer	KeyBank National Association
Delinquency Loan Detail	20
			www.key.com/key2cre	Surveillance_Inquiries@KeyBank.com
Collateral Stratification and Historical Detail	21
			11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States

Specially Serviced Loan Detail - Part 1	22	Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 2	23	Representations Reviewer
			Attention: BMO 2023-C7 Transaction Manager	notices@pentalphasurveillance.com
Modified Loan Detail	24
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Historical Liquidated Loan Detail	25
		Trustee	Computershare Trust Company, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	26
			Corporate Trust Services (CMBS)	cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	27			trustadministrationgroup@computershare.com

Supplemental Notes	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05593FAA6	5.902400%	3,363,000.00	2,471,353.65	40,968.42	12,155.76	0.00	0.00	53,124.18	2,430,385.23	30.04%	30.00%
A-2	05593FAB4	6.770000%	127,548,000.00	127,548,000.00	0.00	719,583.30	0.00	0.00	719,583.30	127,548,000.00	30.04%	30.00%
A-5	05593FAD0	6.160000%	364,412,000.00	364,412,000.00	0.00	1,870,648.27	0.00	0.00	1,870,648.27	364,412,000.00	30.04%	30.00%
A-SB	05593FAE8	6.386600%	6,802,000.00	6,802,000.00	0.00	36,201.38	0.00	0.00	36,201.38	6,802,000.00	30.04%	30.00%
A-S	05593FAH1	6.673800%	90,561,000.00	90,561,000.00	0.00	503,655.00	0.00	0.00	503,655.00	90,561,000.00	17.40%	17.38%
B	05593FAJ7	6.673800%	34,073,000.00	34,073,000.00	0.00	189,496.99	0.00	0.00	189,496.99	34,073,000.00	12.64%	12.63%
C	05593FAK4	7.360446%	22,416,000.00	22,416,000.00	0.00	137,493.12	0.00	0.00	137,493.12	22,416,000.00	9.51%	9.50%
D	05593FAS7	5.000000%	10,760,000.00	10,760,000.00	0.00	44,833.33	0.00	0.00	44,833.33	10,760,000.00	8.01%	8.00%
E	05593FAU2	5.000000%	8,967,000.00	8,967,000.00	0.00	37,362.50	0.00	0.00	37,362.50	8,967,000.00	6.76%	6.75%
F	05593FAW8	5.000000%	11,656,000.00	11,656,000.00	0.00	48,566.67	0.00	0.00	48,566.67	11,656,000.00	5.13%	5.13%
G-RR	05593FAY4	7.360446%	8,070,000.00	8,070,000.00	0.00	49,499.00	0.00	0.00	49,499.00	8,070,000.00	4.01%	4.00%
J-RR*	05593FBA5	7.360446%	28,693,474.00	28,693,474.00	0.00	133,282.15	0.00	0.00	133,282.15	28,693,474.00	0.00%	0.00%
VRR	05593FBE7	7.360446%	5,037,073.00	5,030,811.80	287.68	30,557.57	0.00	0.00	30,845.25	5,030,524.12	0.00%	0.00%
VRR Interest	N/A	7.360446%	15,247,082.00	15,228,129.54	870.81	92,496.91	0.00	0.00	93,367.72	15,227,258.73	0.00%	0.00%
WMA*	05593FBG2	10.333705%	28,500,000.00	28,500,000.00	0.00	245,425.50	0.00	0.00	245,425.50	28,500,000.00	0.00%	0.00%
WMRR	N/A	10.333705%	1,500,000.00	1,500,000.00	0.00	12,917.13	0.00	0.00	12,917.13	1,500,000.00	0.00%	0.00%
R	05593FBC1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			767,605,629.00	766,688,768.99	42,126.91	4,164,174.58	0.00	0.00	4,206,301.49	766,646,642.08

X-A	05593FAF5	1.043415%	502,125,000.00	501,233,353.65	0.00	435,828.64	0.00	0.00	435,828.64	501,192,385.23
X-B	05593FAG3	0.581975%	147,050,000.00	147,050,000.00	0.00	71,316.15	0.00	0.00	71,316.15	147,050,000.00
X-D	05593FAL2	2.360446%	10,760,000.00	10,760,000.00	0.00	21,165.33	0.00	0.00	21,165.33	10,760,000.00
X-E	05593FAN8	2.360446%	8,967,000.00	8,967,000.00	0.00	17,638.43	0.00	0.00	17,638.43	8,967,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-F	05593FAQ1	2.360446%	11,656,000.00	11,656,000.00	0.00	22,927.79	0.00	0.00	22,927.79	11,656,000.00
Notional SubTotal			680,558,000.00	679,666,353.65	0.00	568,876.34	0.00	0.00	568,876.34	679,625,385.23

Deal Distribution Total					42,126.91	4,733,050.92	0.00	0.00	4,775,177.83

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05593FAA6	734.86578947	12.18210526	3.61455843	0.00000000	0.00000000	0.00000000	0.00000000	15.79666369	722.68368421
A-2	05593FAB4	1,000.00000000	0.00000000	5.64166667	0.00000000	0.00000000	0.00000000	0.00000000	5.64166667	1,000.00000000
A-5	05593FAD0	1,000.00000000	0.00000000	5.13333334	0.00000000	0.00000000	0.00000000	0.00000000	5.13333334	1,000.00000000
A-SB	05593FAE8	1,000.00000000	0.00000000	5.32216701	0.00000000	0.00000000	0.00000000	0.00000000	5.32216701	1,000.00000000
A-S	05593FAH1	1,000.00000000	0.00000000	5.56149998	0.00000000	0.00000000	0.00000000	0.00000000	5.56149998	1,000.00000000
B	05593FAJ7	1,000.00000000	0.00000000	5.56150001	0.00000000	0.00000000	0.00000000	0.00000000	5.56150001	1,000.00000000
C	05593FAK4	1,000.00000000	0.00000000	6.13370450	0.00000000	0.00000000	0.00000000	0.00000000	6.13370450	1,000.00000000
D	05593FAS7	1,000.00000000	0.00000000	4.16666636	0.00000000	0.00000000	0.00000000	0.00000000	4.16666636	1,000.00000000
E	05593FAU2	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
F	05593FAW8	1,000.00000000	0.00000000	4.16666695	0.00000000	0.00000000	0.00000000	0.00000000	4.16666695	1,000.00000000
G-RR	05593FAY4	1,000.00000000	0.00000000	6.13370508	0.00000000	0.00000000	0.00000000	0.00000000	6.13370508	1,000.00000000
J-RR	05593FBA5	1,000.00000000	0.00000000	4.64503357	1.48867126	4.91474263	0.00000000	0.00000000	4.64503357	1,000.00000000
VRR	05593FBE7	998.75697652	0.05711253	6.06653308	0.05954847	0.19659433	0.00000000	0.00000000	6.12364562	998.69986399
VRR Interest	N/A	998.75697789	0.05711322	6.06653194	0.05954844	0.19659303	0.00000000	0.00000000	6.12364517	998.69986467
WMA	05593FBG2	1,000.00000000	0.00000000	8.61142105	0.00000000	0.00000035	0.00000000	0.00000000	8.61142105	1,000.00000000
WMRR	N/A	1,000.00000000	0.00000000	8.61142000	0.00000000	0.00000667	0.00000000	0.00000000	8.61142000	1,000.00000000
R	05593FBC1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05593FAF5	998.22425422	0.00000000	0.86796841	0.00000000	0.00000000	0.00000000	0.00000000	0.86796841	998.14266414
X-B	05593FAG3	1,000.00000000	0.00000000	0.48497892	0.00000000	0.00000000	0.00000000	0.00000000	0.48497892	1,000.00000000
X-D	05593FAL2	1,000.00000000	0.00000000	1.96703810	0.00000000	0.00000000	0.00000000	0.00000000	1.96703810	1,000.00000000
X-E	05593FAN8	1,000.00000000	0.00000000	1.96703803	0.00000000	0.00000000	0.00000000	0.00000000	1.96703803	1,000.00000000
X-F	05593FAQ1	1,000.00000000	0.00000000	1.96703758	0.00000000	0.00000000	0.00000000	0.00000000	1.96703758	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	07/01/25 - 07/30/25	30	0.00	12,155.76	0.00	12,155.76	0.00	0.00	0.00	12,155.76	0.00
A-2	07/01/25 - 07/30/25	30	0.00	719,583.30	0.00	719,583.30	0.00	0.00	0.00	719,583.30	0.00
A-5	07/01/25 - 07/30/25	30	0.00	1,870,648.27	0.00	1,870,648.27	0.00	0.00	0.00	1,870,648.27	0.00
A-SB	07/01/25 - 07/30/25	30	0.00	36,201.38	0.00	36,201.38	0.00	0.00	0.00	36,201.38	0.00
X-A	07/01/25 - 07/30/25	30	0.00	435,828.64	0.00	435,828.64	0.00	0.00	0.00	435,828.64	0.00
X-B	07/01/25 - 07/30/25	30	0.00	71,316.15	0.00	71,316.15	0.00	0.00	0.00	71,316.15	0.00
A-S	07/01/25 - 07/30/25	30	0.00	503,655.00	0.00	503,655.00	0.00	0.00	0.00	503,655.00	0.00
B	07/01/25 - 07/30/25	30	0.00	189,496.99	0.00	189,496.99	0.00	0.00	0.00	189,496.99	0.00
C	07/01/25 - 07/30/25	30	0.00	137,493.12	0.00	137,493.12	0.00	0.00	0.00	137,493.12	0.00
X-D	07/01/25 - 07/30/25	30	0.00	21,165.33	0.00	21,165.33	0.00	0.00	0.00	21,165.33	0.00
X-E	07/01/25 - 07/30/25	30	0.00	17,638.43	0.00	17,638.43	0.00	0.00	0.00	17,638.43	0.00
X-F	07/01/25 - 07/30/25	30	0.00	22,927.79	0.00	22,927.79	0.00	0.00	0.00	22,927.79	0.00
D	07/01/25 - 07/30/25	30	0.00	44,833.33	0.00	44,833.33	0.00	0.00	0.00	44,833.33	0.00
E	07/01/25 - 07/30/25	30	0.00	37,362.50	0.00	37,362.50	0.00	0.00	0.00	37,362.50	0.00
F	07/01/25 - 07/30/25	30	0.00	48,566.67	0.00	48,566.67	0.00	0.00	0.00	48,566.67	0.00
G-RR	07/01/25 - 07/30/25	30	0.00	49,499.00	0.00	49,499.00	0.00	0.00	0.00	49,499.00	0.00
J-RR	07/01/25 - 07/30/25	30	97,706.59	175,997.29	0.00	175,997.29	42,715.15	0.00	0.00	133,282.15	141,021.04
VRR	07/01/25 - 07/30/25	30	686.10	30,857.51	0.00	30,857.51	299.95	0.00	0.00	30,557.57	990.26
VRR Interest	07/01/25 - 07/30/25	30	2,076.80	93,404.85	0.00	93,404.85	907.94	0.00	0.00	92,496.91	2,997.47
WMA	07/01/25 - 07/30/25	30	0.01	245,425.50	0.00	245,425.50	0.00	0.00	0.00	245,425.50	0.01
WMRR	07/01/25 - 07/30/25	30	0.01	12,917.13	0.00	12,917.13	0.00	0.00	0.00	12,917.13	0.01
Totals			100,469.51	4,776,973.94	0.00	4,776,973.94	43,923.04	0.00	0.00	4,733,050.92	145,008.79

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

	Additional Information
Total Available Distribution Amount (1)	4,775,177.83
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,793,861.09	Master Servicing Fee	7,818.62
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,381.08
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	330.10
ARD Interest	0.00	Operating Advisor Fee	1,128.95
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	228.37
Interest Reserve Withdrawal	0.00
Interest Reserve Withdrawal (Non-Pooled)	0.00
Total Interest Collected	4,793,861.09	Total Fees	16,887.13

Principal		Expenses/Reimbursements
Scheduled Principal	42,126.91	Reimbursement for Interest on Advances	806.55
Unscheduled Principal Collections		ASER Amount	31,012.31
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	12,104.17
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	42,126.91	Total Expenses/Reimbursements	43,923.03

		Interest Reserve Deposit	0.00
		Interest Reserve Deposit (Non-Pooled)	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,733,050.92
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	42,126.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,775,177.83
Total Funds Collected	4,835,988.00	Total Funds Distributed	4,835,987.99
© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation			Certificate Reconciliation
	Pooled	Trust Subordinate	Total		Total
		Companion Loan		Beginning Certificate Balance	766,688,768.99
Beginning Scheduled Collateral Balance	736,688,769.00	30,000,000.00	766,688,769.00	(-) Principal Distributions	42,126.91
(-) Scheduled Principal Collections	42,126.91	0.00	42,126.91	(-) Realized Losses	0.00
(-) Unscheduled Principal Collections	0.00	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	0.00	Current Period NRA¹	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	0.00	Current Period WODRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	0.00	Principal Used to Pay Interest	0.00
(-) Other Adjustments²	0.00	0.00	0.00	Non-Cash Principal Adjustments	0.00
				Certificate Other Adjustments**	0.00
Ending Scheduled Collateral Balance	736,646,642.09	30,000,000.00	766,646,642.09	Ending Certificate Balance	766,646,642.08
Beginning Actual Collateral Balance	736,695,297.44	30,000,000.00	766,695,297.44
Ending Actual Collateral Balance	736,657,551.32	30,000,000.00	766,657,551.32

	NRA/WODRA Reconciliation			Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from		Workout Delayed Reimbursement of Advances
	Principal		(WODRA) from Principal	Beginning UC / (OC)	(0.01)
Beginning Cumulative Advances	0.00		0.00	UC / (OC) Change	0.00
Current Period Advances	0.00		0.00	Ending UC / (OC)	(0.01)
Ending Cumulative Advances	0.00		0.00	Net WAC Rate	0.00%
				UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.					Page 8 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,999,999 or less	1	4,221,099.55	0.57%	83	5.5800	1.940000	1.49 or less	19	348,122,210.10	47.26%	89	7.3747	1.250331
$5,000,000 to $9,999,999	13	84,599,215.92	11.48%	78	7.1771	1.589301	1.50 to 1.59	7	55,538,273.68	7.54%	90	7.0525	1.544674
$10,000,000 to $19,999,999	15	186,942,030.62	25.38%	88	7.0495	1.866338	1.60 to 1.69	0	0.00	0.00%	0	0.0000	0.000000
$20,000,000 to $29,999,999	8	191,534,296.00	26.00%	98	7.4333	1.413410	1.70 to 1.89	7	94,484,092.31	12.83%	82	6.6419	1.773005
$30,000,000 to $39,999,999	4	134,350,000.00	18.24%	85	6.6176	1.374336	1.90 to 1.99	3	42,002,066.00	5.70%	93	6.2205	1.921237
$40,000,000 or higher	3	135,000,000.00	18.33%	82	7.4436	2.174815	2.00 to 2.99	6	176,500,000.00	23.96%	86	7.3698	2.161048
Totals	44	736,646,642.09	100.00%	88	7.1490	1.683980	3.00 or greater	2	20,000,000.00	2.72%	98	5.8850	4.490000
							Totals	44	736,646,642.09	100.00%	88	7.1490	1.683980
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	8,490,566.04	1.15%	43	6.7547	1.163111	Virginia	3	32,054,313.67	4.35%	94	6.6469	1.715241
Arizona	1	14,950,000.00	2.03%	99	8.5700	1.170000	Wisconsin	3	5,619,986.87	0.76%	99	6.3516	1.441227
California	3	44,400,000.00	6.03%	97	7.2751	1.354595	Totals	84	736,646,642.09	100.00%	88	7.1490	1.683980
Florida	2	2,093,604.59	0.28%	97	6.6292	1.690975
									Property Type³
Georgia	8	63,294,639.98	8.59%	59	6.9740	1.505610
Illinois	4	109,584,620.90	14.88%	100	7.0179	1.690212		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Indiana	11	25,838,816.46	3.51%	97	7.0688	1.441485		Properties	Balance	Agg. Bal.			DSCR¹
Kansas	3	11,861,403.27	1.61%	67	7.0226	1.596363	Industrial	12	98,141,296.00	13.32%	96	6.5351	1.519921
Kentucky	2	3,579,519.89	0.49%	98	6.6482	1.675542	Lodging	4	53,884,190.61	7.31%	99	8.5140	0.965906
Louisiana	2	2,272,346.68	0.31%	97	6.4458	1.840000	Mixed Use	2	24,497,902.91	3.33%	81	7.9637	1.524807
Maryland	2	61,247,402.32	8.31%	99	7.6754	2.026130	Multi-Family	9	142,500,000.00	19.34%	85	7.1425	1.288175
Michigan	5	110,534,296.00	15.01%	98	7.1937	1.507283	Office	6	90,008,011.19	12.22%	41	7.8991	1.765249
Mississippi	1	1,104,101.18	0.15%	97	6.4458	1.840000	Other	1	20,000,000.00	2.72%	98	5.8850	4.490000
Missouri	3	14,346,935.81	1.95%	95	7.4709	1.672954	Retail	49	293,615,241.39	39.86%	98	6.8744	1.888723
Nebraska	1	9,597,270.00	1.30%	100	6.3230	1.320000	Self Storage	1	14,000,000.00	1.90%	97	7.5800	1.080000
New Mexico	1	1,003,108.00	0.14%	97	6.4458	1.840000	Totals	84	736,646,642.09	100.00%	88	7.1490	1.683980
New York	4	108,725,023.80	14.76%	84	6.7634	1.982374
North Carolina	3	3,627,566.06	0.49%	97	6.4457	1.840000
Ohio	4	10,172,717.26	1.38%	99	6.1797	1.750250
Oklahoma	2	3,155,354.67	0.43%	97	6.4458	1.840000
Ontario	1	1,245,000.00	0.17%	100	6.3230	1.320000
Pennsylvania	4	42,150,881.91	5.72%	42	8.5945	2.210099
South Carolina	2	3,376,447.86	0.46%	97	6.4458	1.840000
Tennessee	1	469,481.83	0.06%	97	6.4458	1.840000
Texas	6	41,851,237.05	5.68%	89	7.0903	1.446603

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	5.99999% or less	4	29,796,099.55	4.04%	83	5.8131	3.582405	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.00000% to 6.49999%	8	192,152,092.31	26.08%	99	6.2781	1.882763	13 months to 24 months	34	640,707,160.02	86.98%	90	7.2286	1.692082
	6.50000% to 6.99999%	6	82,492,049.52	11.20%	73	6.7066	1.449630	25 months to 36 months	9	91,718,382.52	12.45%	73	6.6647	1.615597
	7.00000% to 7.49999%	12	168,333,333.00	22.85%	89	7.2782	1.379822	37 months to 48 months	1	4,221,099.55	0.57%	83	5.5800	1.940000
	7.50000% to 7.99999%	9	169,988,877.10	23.08%	90	7.6542	1.640574	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	8.00000% to 8.49999%	2	14,934,190.61	2.03%	100	8.4000	1.558543	Totals	44	736,646,642.09	100.00%	88	7.1490	1.683980
	8.50000% or greater	3	78,950,000.00	10.72%	69	8.6349	1.494256
	Totals	44	736,646,642.09	100.00%	88	7.1490	1.683980
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	102 months or less	44	736,646,642.09	100.00%	88	7.1490	1.683980	Interest Only	34	569,142,425.31	77.26%	85	7.1247	1.734960
	103 months or greater	0	0.00	0.00%	0	0.0000	0.000000	358 months or less	10	167,504,216.78	22.74%	97	7.2314	1.510759
	Totals	44	736,646,642.09	100.00%	88	7.1490	1.683980	359 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	44	736,646,642.09	100.00%	88	7.1490	1.683980
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		9	90,434,190.61	12.28%	82	7.5614	1.495237			No outstanding loans in this group
	12 months or less	34	629,439,870.38	85.45%	88	7.0772	1.723994
	13 months to 24 months	1	16,772,581.10	2.28%	100	7.6200	1.200000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	736,646,642.09	100.00%	88	7.1490	1.683980
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1-2	30510281	RT	Schaumburg	IL	Actual/360	6.335%	300,051.74	0.00	0.00	N/A	12/01/33	--	55,000,000.00	55,000,000.00	08/01/25
1A2-1	30510286				Actual/360	6.335%	70,921.32	0.00	0.00	N/A	12/01/33	--	13,000,000.00	13,000,000.00	08/01/25
2A4-1	30322094	RT	Hanover	MD	Actual/360	7.701%	265,256.67	0.00	0.00	N/A	11/01/33	--	40,000,000.00	40,000,000.00	08/01/25
2A4-3	30322095				Actual/360	7.701%	132,628.33	0.00	0.00	N/A	11/01/33	--	20,000,000.00	20,000,000.00	08/01/25
3A2	30510329	Various Bala Cynwyd		PA	Actual/360	8.710%	300,011.11	0.00	0.00	N/A	11/06/28	--	40,000,000.00	40,000,000.00	08/06/25
4A12	30510058	RT	Various	Various	Actual/360	6.446%	82,064.46	0.00	0.00	N/A	09/06/33	--	14,785,038.46	14,785,038.46	08/06/25
4A13	30510059				Actual/360	6.446%	60,180.60	0.00	0.00	N/A	09/06/33	--	10,842,361.54	10,842,361.54	08/06/25
4A14	30510060				Actual/360	6.446%	54,709.64	0.00	0.00	N/A	09/06/33	--	9,856,692.31	9,856,692.31	08/06/25
5	30322096	MF	Bronx	NY	Actual/360	7.250%	224,750.00	0.00	0.00	N/A	12/06/33	--	36,000,000.00	36,000,000.00	08/06/25
6	30510275	IN	Various	Various	Actual/360	6.090%	178,301.67	0.00	0.00	N/A	12/06/33	--	34,000,000.00	34,000,000.00	08/06/25
7A1	30509676	MF	Southfield	MI	Actual/360	7.280%	144,184.44	0.00	0.00	N/A	11/06/33	--	23,000,000.00	23,000,000.00	06/06/25
7A2	30510258				Actual/360	7.280%	62,688.89	0.00	0.00	N/A	11/06/33	--	10,000,000.00	10,000,000.00	06/06/25
8	30510276	MF	Various	Various	Actual/360	6.751%	191,840.92	0.00	0.00	N/A	12/06/28	--	33,000,000.00	33,000,000.00	07/06/25
9	30530292	IN	Various	Various	Actual/360	6.323%	170,694.65	0.00	0.00	N/A	12/06/33	--	31,350,000.00	31,350,000.00	08/06/25
10	30510211	IN	Various	MI	Actual/360	7.500%	175,771.91	0.00	0.00	N/A	11/06/33	--	27,216,296.00	27,216,296.00	08/06/25
11	30322097	RT	Utica	MI	Actual/360	7.750%	180,187.50	0.00	0.00	N/A	11/06/33	--	27,000,000.00	27,000,000.00	08/06/25
12A2-1	30322098	OF	New York	NY	Actual/360	7.440%	40,575.55	0.00	0.00	N/A	07/06/28	--	6,333,333.00	6,333,333.00	08/06/25
12A2-6	30322099				Actual/360	7.440%	64,066.67	0.00	0.00	N/A	07/06/28	--	10,000,000.00	10,000,000.00	08/06/25
12A2-10	30322100				Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	08/06/25
12A2-11	30322101				Actual/360	7.440%	32,033.33	0.00	0.00	N/A	07/06/28	--	5,000,000.00	5,000,000.00	08/06/25
13A1-2	30510328	OF	Various	Various	Actual/360	7.671%	66,055.83	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	08/06/25
13A2	30510117				Actual/360	7.671%	66,055.83	0.00	0.00	N/A	10/06/28	--	10,000,000.00	10,000,000.00	08/06/25
13A3	30510118				Actual/360	7.671%	33,027.92	0.00	0.00	N/A	10/06/28	--	5,000,000.00	5,000,000.00	08/06/25
14A5	30510174	RT	Roseville	CA	Actual/360	7.280%	150,453.33	0.00	0.00	N/A	10/05/33	--	24,000,000.00	24,000,000.00	08/05/25
15	30510195	LO	Schaumburg	IL	Actual/360	8.550%	176,700.00	0.00	0.00	N/A	11/06/33	--	24,000,000.00	24,000,000.00	08/06/25
16	30322102	RT	Kalamazoo	MI	Actual/360	6.070%	121,881.89	0.00	0.00	N/A	05/06/33	--	23,318,000.00	23,318,000.00	08/06/25
17	30322103	MF	Houston	TX	Actual/360	7.280%	144,184.44	0.00	0.00	N/A	11/06/33	--	23,000,000.00	23,000,000.00	08/06/25
18A9	30321950	98	New York	NY	Actual/360	5.885%	50,676.39	0.00	0.00	N/A	10/01/33	--	10,000,000.00	10,000,000.00	08/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
18A10	30321951				Actual/360	5.885%	50,676.39	0.00	0.00	N/A	10/01/33	--	10,000,000.00	10,000,000.00	08/01/25
19A2	30510242	MF	Indianapolis	IN	Actual/360	7.220%	77,715.28	0.00	0.00	N/A	09/06/33	--	12,500,000.00	12,500,000.00	01/06/25
19A3	30510243				Actual/360	7.220%	31,086.11	0.00	0.00	N/A	09/06/33	--	5,000,000.00	5,000,000.00	01/06/25
20A2	30510340	MU	Chicago	IL	Actual/360	7.620%	110,122.65	10,143.82	0.00	N/A	12/06/33	--	16,782,724.92	16,772,581.10	08/06/25
21	30322104	RT	Richmond	VA	Actual/360	6.623%	89,198.06	11,085.94	0.00	N/A	05/06/33	--	15,640,169.01	15,629,083.07	08/06/25
22	30510206	LO	Scottsdale	AZ	Actual/360	8.570%	110,326.85	0.00	0.00	N/A	11/06/33	--	14,950,000.00	14,950,000.00	08/06/25
23	30322105	RT	Danville	VA	Actual/360	6.650%	82,878.03	10,033.55	0.00	N/A	07/06/33	--	14,473,000.00	14,462,966.45	08/06/25
24	30322106	SS	Torrance	CA	Actual/360	7.580%	91,381.11	0.00	0.00	N/A	09/06/33	--	14,000,000.00	14,000,000.00	08/06/25
25A1	30510107	RT	Various	Various	Actual/360	6.815%	29,342.36	0.00	0.00	N/A	10/06/33	--	5,000,000.00	5,000,000.00	08/06/25
25A5	30510111				Actual/360	6.815%	46,947.78	0.00	0.00	N/A	10/06/33	--	8,000,000.00	8,000,000.00	08/06/25
26	30322107	LO	Kansas City	MO	Actual/360	8.400%	67,993.79	4,380.79	0.00	N/A	12/06/33	--	9,400,063.61	9,395,682.82	06/06/25
27	30322108	RT	Marietta	GA	Actual/360	7.000%	51,236.11	0.00	0.00	N/A	11/06/33	--	8,500,000.00	8,500,000.00	08/06/25
28	30322109	OF	Burbank	CA	Actual/360	6.590%	36,318.22	0.00	0.00	N/A	06/06/33	--	6,400,000.00	6,400,000.00	08/06/25
29	30322110	LO	Wichita	KS	Actual/360	8.400%	40,080.55	2,582.36	0.00	N/A	12/06/33	--	5,541,090.15	5,538,507.79	08/06/25
30	30509653	IN	Chanute	KS	Actual/360	5.731%	27,515.18	0.00	0.00	N/A	03/06/28	--	5,575,000.00	5,575,000.00	08/06/25
31	30322111	RT	Lees Summit	MO	Actual/360	5.580%	20,301.13	3,900.45	0.00	N/A	07/06/32	--	4,225,000.00	4,221,099.55	08/06/25
Totals							4,535,107.96	42,126.91	0.00				736,688,769.00	736,646,642.09
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1-2	45,810,951.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2-1	45,810,951.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-1	59,516,676.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2A4-3	59,516,676.97	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A2	20,076,297.09	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A12	33,884,981.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A13	33,884,981.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A14	33,884,981.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,489,485.73	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,620,947.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7A1	0.00	0.00	--	--	--	0.00	0.00	143,862.60	283,620.34	0.00	0.00
7A2	0.00	0.00	--	--	--	0.00	0.00	62,548.96	123,313.20	0.00	0.00
8	2,504,672.60	0.00	--	--	--	0.00	0.00	191,769.88	191,769.88	0.00	0.00
9	4,689,848.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	3,114,278.97	807,502.44	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,230,506.07	2,908,577.78	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-1	29,170,830.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-6	29,170,830.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-10	29,170,830.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12A2-11	29,170,830.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A1-2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A2	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14A5	7,629,166.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,647,162.07	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,367,647.94	2,943,837.69	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,351,330.48	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18A9	68,235,925.22	19,073,364.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
18A10	68,235,925.22	19,073,364.14	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A2	0.00	0.00	--	--	08/11/25	3,564,184.01	40,947.22	55,388.72	490,340.97	0.00	0.00
19A3	0.00	0.00	--	--	08/11/25	1,425,673.60	16,378.89	22,155.48	196,136.39	0.00	0.00
20A2	6,116,403.44	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,705,546.84	1,724,949.20	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,702,154.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	2,037,048.32	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,168,843.19	293,699.19	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
25A1	5,880,466.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25A5	5,880,466.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	72,243.04	144,709.32	0.00	0.00
27	1,550,583.20	1,469,662.33	04/01/24	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	682,471.46	707,765.97	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	562,060.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	484,037.85	519,663.90	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	647,956,801.12	49,522,386.78				4,989,857.61	57,326.11	547,968.69	1,429,890.10	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 28

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/15/25	3	42,395,682.82	0	0.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148990%	7.123019%	88
07/17/25	0	0.00	0	0.00	4	50,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148985%	7.123012%	89
06/17/25	0	0.00	2	33,000,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	3	515,907.69	0	0.00	7.149001%	7.123027%	90
05/16/25	0	0.00	2	33,000,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148520%	7.122551%	91
04/17/25	2	33,000,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148546%	7.122578%	92
03/17/25	2	17,500,000.00	2	33,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148563%	7.122596%	93
02/18/25	5	66,165,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148605%	7.122638%	94
01/17/25	1	15,665,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148623%	7.122656%	95
12/17/24	1	15,665,000.00	0	0.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148640%	7.122673%	96
11/18/24	1	15,665,000.00	0	0.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148665%	7.122698%	97
10/18/24	0	0.00	0	0.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148682%	7.122716%	98
09/17/24	1	15,665,000.00	2	17,500,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.148707%	7.122741%	99
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
7A1	30509676	06/06/25	1	1	143,862.60	283,620.34	0.00		23,000,000.00	06/14/24	9
7A2	30510258	06/06/25	1	1	62,548.96	123,313.20	0.00		10,000,000.00	06/11/24	98
8	30510276	07/06/25	0	B	191,769.88	191,769.88	0.00		33,000,000.00
19A2	30510242	01/06/25	6	6	55,388.72	490,340.97	0.00		12,500,000.00	07/26/24	2
19A3	30510243	01/06/25	6	6	22,155.48	196,136.39	0.00		5,000,000.00	07/26/24	2
26	30322107	06/06/25	1	1	72,243.04	144,709.32	5,000.00		9,406,592.05
Totals					547,968.69	1,429,890.10	5,000.00		92,906,592.05
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.														Page 20 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		31,908,333	31,908,333	0		0
37 - 48 Months		98,000,000	98,000,000	0		0
49 - 60 Months		0	0	0		0
> 60 Months		606,738,309	546,842,626	59,895,683		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-25	736,646,642	676,750,959	42,395,683	0	17,500,000	0
Jul-25	736,688,769	686,188,769	0	0	50,500,000	0
Jun-25	736,726,642	686,226,642	0	33,000,000	17,500,000	0
May-25	737,270,322	686,770,322	0	33,000,000	17,500,000	0
Apr-25	737,294,040	686,794,040	33,000,000	17,500,000	0	0
Mar-25	737,310,592	686,810,592	17,500,000	33,000,000	0	0
Feb-25	737,348,081	671,183,081	66,165,000	0	0	0
Jan-25	737,364,265	704,199,265	15,665,000	17,500,000	0	0
Dec-24	737,380,339	704,215,339	15,665,000	0	17,500,000	0
Nov-24	737,403,332	704,238,332	15,665,000	0	17,500,000	0
Oct-24	737,419,141	719,919,141	0	0	17,500,000	0
Sep-24	737,441,879	704,276,879	15,665,000	17,500,000	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
7A1	30509676	23,000,000.00	23,000,000.00	73,000,000.00	10/23/23	3,353,056.18	1.34000	--	11/06/33	I/O
7A2	30510258	10,000,000.00	10,000,000.00	73,000,000.00	10/23/23	3,353,056.18	1.34000	--	11/06/33	I/O
19A2	30510242	12,500,000.00	12,500,000.00	62,400,000.00	08/01/23	4,344,647.63	1.37000	--	09/06/33	I/O
19A3	30510243	5,000,000.00	5,000,000.00	62,400,000.00	08/01/23	4,344,647.63	1.37000	--	09/06/33	I/O
Totals		50,500,000.00	50,500,000.00	270,800,000.00		15,395,407.62

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
7A1	30509676	MF	MI	06/14/24	9

7/12/2025 - The loan is delinquent regarding payments and reporting requirements. A default letter and Acceleration letter has been sent to the Borrower regarding the missed payments and items needed for reporting purposes. Special Servicer is pro ceeding with foreclosure due to no response from the Borrower.

7A2	30510258	Various	Various	06/11/24	98
The loan is transferring to the Special Servicer, KeyBank, due to payment default. The loan is due for the 4/6/2024 payment. Related Loans: 030509676 Note A-1, 030510258 Note A-2.

19A2	30510242	MF	IN	07/26/24	2

8/11/2025 - Borrower remains non-compliant with cash management and reporting requirements. Foreclosure complaint was filed on 6/13/25. On 7/29/25, the court granted Borrower''s Emergency Motion to continue the Receivership hearing scheduled for 7/ 30/25.

19A3	30510243	Various	Various	07/26/24	2

8/11/2025 - Borrower remains non-compliant with cash management and reporting requirements. Foreclosure complaint was filed on 6/13/25. On 7/29/25, the court granted Borrower''s Emergency Motion to continue the Receivership hearing scheduled for 7/ 30/25.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 28

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 25 of 28

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7A1	0.00	0.00	4,951.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
7A2	0.00	0.00	2,152.78	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	773.27	0.00	0.00	0.00
13A1-2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.31	0.00	0.00	0.00
13A2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	13.31	0.00	0.00	0.00
13A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	6.66	0.00	0.00	0.00
19A2	0.00	0.00	5,000.00	0.00	0.00	22,151.65	0.00	0.00	0.00	0.00	0.00	0.00
19A3	0.00	0.00	0.00	0.00	0.00	8,860.66	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,104.17	0.00	0.00	31,012.31	0.00	0.00	806.55	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,923.03

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 28 of 28